DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Narrative (Details) - VOBA $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Deferred Acquisition Costs [Line Items]
Acquisition from business combination	$ 273
Amortization and other	14
Remainder of 2022
Deferred Acquisition Costs [Line Items]
Amortization and other	$ 83